Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes Payable [Abstract]
Notes payable represent promissory notes payable
Notes payable represent promissory notes payable by the Company and consists of the following:
	September 30, 2014	December 31, 2013

Note payable to officers and stockholders of the Company. Blended payments of accrued interest and principal are being made to repay these notes by December 31, 2014.The notes are payable on demand, bear interest at 18.5% and secured by all the assets of the Company.	$89,677	$229,787
Note payable secured by all the assets of Company and the guarantee of its President and CEO.The effective interest rate is 31%. The note was repaid in 12 blended monthly payments of $5,645.	—	37,383
Note payable to an officer of the Company. The note bears interest at 7.49% and was repaid in monthly principal payments of $2,691 plus accrued interest. The note was secured by all the assets of the Company.	—	11,297

Total	$89,677	$278,467

	December 31, 2013	December 31, 2012

Note payable to officers and shareholders of the Company. Principal along with accrued interest is payable on demand and paid on December 31, 2014. The notes bear interest at 18.5% and secured by all the assets of the Company.	$229,787	$165,738
Note payable secured by all the assets of Company and the guarantee of its President and CEO. The effective interest rate is 31%. The note is to be repaid in 12 blended monthly payments of $5,645.	37,383	46,737
Note payable to an officer of the Company due on December 31, 2013. The note bears interest at 7.49% and monthly principal payments of $2,691 plus accrued interest are required. The note is secured by all the assets of the Company.	11,297	45,734
	$278,467	$258,209